RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS [Abstract]
Compensation for Key Management and Board of Directors	Compensation for key management and board of directors
	Periods ended June 30,
In thousands of USD	2024	2023
Salaries and other emoluments	4,383	4,263
Total	4,383	4,263

Other Related Party Balances and Transactions
The followings set forth the significant related party and its relationships with the Group:

Name of related party	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.

Assets and Liabilities with Related Party
Details of assets, liabilities and transactions with the related party are as follows:

In thousands of USD	At June 30, 2024	At December 31, 2023
Due from a related party
- Trade receivables (2)	6,248	187
Total due from a related party	6,248	187

Due to a related party
- Other payables (1)	3,380	33
Total due to a related party	3,380	33

Deferred revenue from a related party
- Deferred revenue (2)	32,777	-
Total deferred revenue from a related party	32,777	-

	Periods ended June 30,
In thousands of USD	2024	2023
- Provide service to a related party (2)	17,956	330
- Receive service from a related party	87	154
- Changes in fair value of financial assets at fair value through profit or loss	1,546	2,238
- Sales of mining machine peripherals to a related party	41	-

(1)	Other payables represent the deposit received related to the hosting service provided and the accrued service expense related to the custody and other services provided by the related party.

(2)	Mainly related to the hosting service provided by the Group.